CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and noninterest-bearing deposits with banks	$ 14,111	$ 14,989
Interest-bearing deposits with banks	137,923	123,314
Total cash and cash equivalents	152,034	138,303
Certificates of deposit in financial institutions	2,329	2,500
Securities available for sale	177,000	112,322
Securities held to maturity (estimated fair value: 2021 - $10,450; 2020 - $10,344)	10,294	10,020
Restricted investments in bank stocks	7,265	7,506
Total loans	831,191	848,664
Less: Allowance for loan losses	(6,483)	(7,160)
Net loans	824,708	841,504
Premises and equipment, net	20,730	21,312
Premises and equipment held for sale, net	438	637
Other real estate owned, net	15	49
Accrued interest receivable	2,695	3,319
Goodwill	7,319	7,319
Other intangible assets, net	64	112
Bank owned life insurance and annuity assets	37,281	35,999
Operating lease right-of-use asset, net	1,195	880
Other assets	6,402	5,150
Total assets	1,249,769	1,186,932
Liabilities
Noninterest-bearing deposits	353,578	314,777
Interest-bearing deposits	706,330	678,962
Total deposits	1,059,908	993,739
Other borrowed funds	19,614	27,863
Subordinated debentures	8,500	8,500
Operating lease liability	1,195	880
Other liabilities	19,196	19,626
Total liabilities	1,108,413	1,050,608
Commitments and Contingent Liabilities (See Note L)
Shareholders' Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 5,447,185 shares issued)	5,447	5,447
Additional paid-in capital	51,165	51,165
Retained earnings	100,702	92,988
Accumulated other comprehensive income	708	2,436
Treasury stock, at cost (2021 - 693,933 shares, 2020 - 659,739 shares)	(16,666)	(15,712)
Total shareholders' equity	141,356	136,324
Total liabilities and shareholders' equity	$ 1,249,769	$ 1,186,932